Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
INCOME TAXES
As a result of Atlas' deferred tax assets, the effective tax rate was 0.0% for the three month period ended September 30, 2013, and 1.8% for the nine month period ended September 30, 2013, compared to the U.S. statutory income tax rate of 34% as shown below (all amounts in '000s):

	Three Month Periods Ended				Nine Month Periods Ended
	September 30, 2013		September 30, 2012		September 30, 2013		September 30, 2012
	Amount	%	Amount	%	Amount	%	Amount	%
Expected income tax expense/(benefit) at statutory rate	$578	34.0%	$563	34.0%	$1,385	34.0%	$653	34.0%
Change in valuation allowance	(1,165)	(68.6)%	(566)	(34.2)%	(2,096)	(51.4)%	(658)	(34.2)%
Nondeductible expenses	9	0.5%	5	0.3%	159	3.9%	10	0.5%
Other	578	34.1%	(2)	(0.1)%	624	15.3%	(5)	(0.3)%
Total	$—	—%	$—	—%	$72	1.8%	$—	—%

Income tax expense consists of the following for the nine month periods ended September 30, 2013 and September 30, 2012:

	2013	2012
Current tax expense/(benefit)	$703	$—
Deferred tax (benefit)/expense, net of change in valuation allowance	(631)	—
Total	$72	$—

Upon the transaction forming Atlas on December 31, 2010, a yearly limitation as required by Section 382 of the Internal Revenue Code of 1986 (“IRC Section 382”) that applies to changes in ownership on the future utilization of Atlas’ net operating loss carry-forwards was calculated. The insurance subsidiaries’ prior parent retained those tax assets previously attributed to the insurance subsidiaries which could not be utilized by Atlas as a result of this limitation. As a result, Atlas’ ability to recognize future tax benefits associated with a portion of its deferred tax assets generated during prior years and the current year have been permanently limited to the amount determined under IRC Section 382. The result is a maximum expected net deferred tax asset which Atlas has available after the merger which is believed more likely than not to be utilized in the future, after consideration of the valuation allowance.
On July 22, 2013, as a result of shareholder activity, a "triggering event" as determined under IRC Section 382 was reached. As a result, under IRC Section 382, the use of the Company's net operating loss and other carryforwards will be limited as a result of this "ownership change” for tax purposes, which is defined as a cumulative change of more than 50% during any three-year period by shareholders of the Company's shares.
Following this triggering event, the Company estimates that it will retain total tax effected federal net operating loss carryforwards of approximately $15.3 million as of September 30, 2013. Book value per common share is unaffected by this event as the amount of lost net deferred tax assets of $578,000 were offset by a corresponding decrease in the valuation allowance which was already held against the majority of these assets. The completion and filing of the Company's 2013 U.S. Federal tax return will determine the final adjustment.
The components of deferred income tax assets and liabilities as of September 30, 2013 and December 31, 2012 are as follows (all amounts in '000s):

	September 30, 2013	December 31, 2012
Deferred tax assets:
Unpaid claims and unearned premiums	$5,007	$3,144
Taxable loss carry-forwards	15,347	16,128
Bad debts	332	164
Other	1,014	907
Valuation allowance	(10,153)	(11,242)
Total deferred tax assets, net of allowance	11,547	9,101

Deferred tax liabilities:
Investment securities	584	910
Deferred policy acquisition costs	2,278	1,280
Other	74	306
Total gross deferred tax liabilities	2,936	2,496
Net deferred tax assets	$8,611	$6,605

Amounts and expiration dates of the operating loss carry forwards as of September 30, 2013 are as follows (all amounts in '000s):

Year of Occurrence	Year of Expiration	Amount
2001	2021	$12,039
2002	2022	4,317
2006	2026	7,825
2007	2027	3,763
2008	2028	1,949
2009	2029	1,949
2010	2030	2,296
2011	2031	10,183
2012	2032	817
Total		$45,138

Atlas established a valuation allowance of $10.2 million and $11.2 million for its gross deferred tax assets as of the period ended September 30, 2013 and as of the year ended December 31, 2012, respectively.
In assessing the need for a valuation allowance, Atlas considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets. If, based on the weight of available evidence, it is more likely than not the deferred tax assets will not be realized, a valuation allowance is recorded. The weight given to the positive and negative evidence is commensurate with the extent to which the evidence may be objectively verified. GAAP states that a cumulative loss in recent years is a significant piece of negative evidence that is difficult to overcome in determining that a valuation allowance is not needed against deferred tax assets. Atlas' assessment also considered the recent spin-off from prior ownership, the nature and extent of cumulative financial losses and trends in recent quarterly earnings.
Atlas accounts for uncertain tax positions in accordance with the income taxes accounting guidance. Atlas has analyzed filing positions in the federal and state jurisdiction where it is required to file tax returns, as well as the open tax years in these jurisdictions. Atlas believes that its federal and state income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. Therefore, no reserves for uncertain federal and state income tax positions have been recorded. Atlas would recognize interest and penalties related to unrecognized tax benefits as a component of the provision for federal income taxes. Atlas did not incur any federal income tax related interest income, interest expense or penalties for the three month period ended September 30, 2013 or the year ended December 31, 2012. Tax years 2008 through 2012 are subject to examination by the Internal Revenue Service.

INCOME TAXES
The effective tax rate was 0.0% and (32.0)% for the years ended December 31, 2012 and 2011, respectively, compared to the U.S. statutory income tax rate of 34% as shown below(all amounts in '000s):

	2012		2011
	Amount	%	Amount	%
Expected income tax expense/(benefit) at statutory rate	$1,076	34.0%	$(1,235)	(34.0)%
Change in valuation allowance	(1,119)	(35.3)%	—	—%
Nondeductible expenses	48	1.5%	5	0.1%
Tax implications of qualifying transaction	—	—%	75	2.1%
Other	(5)	(0.2)%	(8)	(0.2)%
Total	$—	—%	$(1,163)	(32.0)%

Income tax expense consists of the following for the year ended December 31, 2012 and December 31, 2011:

	2012	2011
Current tax expense/(benefit)	$—	$—
Deferred tax (benefit)/expense, net of change in valuation allowance	—	(1,163)
Total	$—	$(1,163)

Upon the transaction forming Atlas on December 31, 2010, a yearly limitation as required by U.S. tax law Section 382 that applies to changes in ownership on the future utilization of Atlas’ net operating loss carry-forwards was calculated. The insurance subsidiaries’ prior parent retained those tax assets previously attributed to the insurance subsidiaries which could not be utilized by Atlas as a result of this limitation. As a result, Atlas’ ability to recognize future tax benefits associated with a portion of its deferred tax assets generated during prior years and the current year have been permanently limited to the amount determined under U.S. tax law Section 382. The result is a maximum expected net deferred tax asset which Atlas has available after the merger which is believed more-likely-than-not to be utilized in the future, after consideration of valuation allowance.
The components of deferred income tax assets and liabilities as of December 31, 2012 and December 31, 2011 are as follows (all amounts in '000s):

	December 31, 2012	December 31, 2011
Deferred tax assets:
Unpaid claims and unearned premiums	$3,144	$3,004
Taxable loss carry-forwards	16,128	15,558
Bad debts	164	1,297
Other	907	1,338
Valuation allowance	(11,242)	(12,361)
Total deferred tax assets, net of allowance	9,101	8,836

Deferred tax liabilities:
Investment securities	910	740
Deferred policy acquisition costs	1,280	1,027
Other	306	294
Total gross deferred tax liabilities	2,496	2,061
Net deferred tax assets	$6,605	$6,775

Amounts and expiration dates of the operating loss carry forwards as of December 31, 2012 are as follows (all amounts in '000s):

Year of Occurrence	Year of Expiration	Amount
2001	2021	$14,750
2002	2022	4,317
2006	2026	7,825
2007	2027	5,131
2008	2028	1,949
2009	2029	1,949
2010	2030	1,949
2011	2031	9,349
2012	2032	216
Total		$47,435

Atlas established a valuation allowance of $11.2 million and $12.4 million for its gross deferred tax assets as of the year ended December 31, 2012 and as of the year ended December 31, 2011, respectively.
In assessing the need for a valuation allowance, Atlas considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets. If, based on the weight of available evidence, it is more likely than not the deferred tax assets will not be realized or if it is deemed premature to conclude that these assets will be realized in the near future, a valuation allowance is recorded. The weight given to the positive and negative evidence is commensurate with the extent to which the evidence may be objectively verified. GAAP states that a cumulative loss in recent years is a significant piece of negative evidence that is difficult to overcome in determining that a valuation allowance is not needed against deferred tax assets. Atlas' assessment also considered the recent spin-off from prior ownership, the nature and extent of cumulative financial losses and trends in recent quarterly earnings.
Atlas accounts for uncertain tax positions in accordance with the income taxes accounting guidance. Atlas has analyzed filing positions in the federal and state jurisdiction where it is required to file tax returns, as well as the open tax years in these jurisdictions. Atlas believes that its federal and state income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. Therefore, no reserves for uncertain federal and state income tax positions have been recorded. Atlas would recognize interest and penalties related to unrecognized tax benefits as a component of the provision for federal income taxes. Atlas did not incur any federal income tax related interest income, interest expense or penalties for the years ended December 31, 2012 or 2011. Tax years 2008 through 2012 are subject to examination by the Internal Revenue Service.